Average Annual Total Returns - Cornerstone Moderately Conservative Fund	None or same as Fund Name Return Before Taxes 1 Year	None or same as Fund Name Return Before Taxes 5 Years	None or same as Fund Name Return Before Taxes 10 Years (or Life of Class)		None or same as Fund Name Return After Taxes on Distributions 1 Year	None or same as Fund Name Return After Taxes on Distributions 5 Years	None or same as Fund Name Return After Taxes on Distributions 10 Years (or Life of Class)		None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 1 Year	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 5 Years	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)		Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes) 1 Year		Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes) 5 Years		Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)		Cornerstone Moderately Conservative Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year		Cornerstone Moderately Conservative Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years		Cornerstone Moderately Conservative Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)
Total	13.10%	3.80%	5.26%	[1]	12.11%	2.60%	4.03%	[1]	7.83%	2.48%	3.64%	[1]	9.29%	[2]	3.44%	[2]	4.12%	[2]	16.11%	[2]	5.67%	[2]	6.54%	[2]

[1]	The Fund's inception date was June 8, 2012.
[2]	The Bloomberg Barclays U.S. Universal Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield. The Cornerstone Moderately Conservative Composite Index is a combination of unmanaged indexes representing the Fund's model allocation, and consists of the MSCI USA Investable Market Index (IMI) Gross (23%), the MSCI ACWI ex USA IMI Net (15%), the Bloomberg Barclays U.S. Universal Index (58%), the Bloomberg Commodity Index Total Return (1%), the MSCI U.S. Real Estate Investment Trust (REIT) Index Gross (1%), and the Bloomberg Barclays U.S. Treasury - Bills (1-3M) (2%).